Group balance sheet - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018 [1]	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 145,291		$ 143,950	$ 135,261
Goodwill	12,158			12,204
Intangible assets	15,631			17,284
Investments in joint ventures	8,637			8,647
Investments in associates	19,587			17,673
Other investments	1,250			1,341
Fixed assets	202,554			192,410
Loans	689			637
Trade and other receivables	2,146		2,159	1,834
Derivative financial instruments	6,014			5,145
Prepayments	776		849	1,179
Deferred tax assets	3,624		3,736	3,706
Defined benefit pension plan surpluses	5,816			5,955
Non-current assets	221,619			210,866
Current assets
Loans	313			326
Inventories	20,042			17,988
Trade and other receivables	24,343		24,673	24,478
Derivative financial instruments	3,384			3,846
Prepayments	1,001		872	963
Current tax receivable	930			1,019
Other investments	135			222
Cash and cash equivalents	20,674	$ 21,256		22,468	$ 22,185	$ 22,242		$ 25,575
Current assets other than assets classified as held for sale	70,822			71,310
Assets classified as held for sale (Note 3)	721			0
Current assets	71,543			71,310
Total assets	293,162			282,176
Current liabilities
Trade and other payables	44,774		46,209	46,265
Derivative financial instruments	2,601			3,308
Accruals	4,143		4,578	4,626
Lease liabilities	2,094		2,196	44
Finance debt	8,677		9,329	9,329
Current tax payable	2,384			2,101
Provisions	2,070		2,547	2,564
Current liabilities other than liabilities directly associated with assets classified as held for sale	66,743			68,237
Liabilities directly associated with assets classified as held for sale (Note 3)	112			0
Current liabilities	66,855			68,237
Non-current liabilities
Other payables	12,654		14,013	13,830
Derivative financial instruments	5,187			5,625
Accruals	610		548	575
Lease liabilities	8,285		7,704	623
Finance debt	58,876		55,803	55,803
Deferred tax liabilities	9,672		9,767	9,812
Provisions	18,393		17,657	17,732
Defined benefit pension plan and other post-retirement benefit plan deficits	9,007			8,391
Non-current liabilities	122,684			112,391
Total liabilities	189,539			180,628
Net assets	103,623		101,218	101,548
Equity
BP shareholders’ equity	101,485		99,115	99,444
Non-controlling interests	2,138		2,103	2,104
Total equity	$ 103,623		$ 101,218	$ 101,548	$ 101,770		$ 100,224	$ 100,404

[1]	Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.